FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair value measurements (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (6,823)	$ 600
Financial assets, at fair value	(6,823)	600
Derivatives | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,823)	600
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(12,255)
Financial assets, at fair value	(12,255)
Derivatives | Cash flow hedges | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(12,255)
Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,192)	3,103
Financial assets, at fair value	(6,192)	3,103
Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,192)	3,103
Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,534)	1,198
Financial assets, at fair value	(6,534)	1,198
Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,534)	1,198
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,290
Financial liabilities, at fair value		2,290
Derivatives | Cash flow hedges | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,290
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,543,678)	(1,171,972)
Financial liabilities, at fair value	(1,505,614)	(1,130,183)
Long-term debt | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,543,678)	(1,171,972)
Level 1 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Level 1 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level 1 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(6,823)	600
Level 2 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(12,255)
Level 2 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(6,192)	3,103
Level 2 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(6,534)	1,198
Level 2 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		2,290
Level 2 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(1,505,614)	(1,130,183)
Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Level 3 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level 3 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0	$ 0